Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Other Liabilities [Abstract]
Summary of Other liabilities

	December 31, 2019	December 31, 2018
Non-current other liabilities
Advance from depositary	126,828	—

Total	126,828	—

Current other liabilities
Advance from depositary – current portion	23,880	—

Total	23,880	—